RECONCILIATION OF FINANCIAL STATEMENTS TO FORM 5500	12 Months Ended
Dec. 31, 2025
EBP 021
EBP, Reconciliation of Financial Statement to Form 5500 [Line Items]
RECONCILIATION OF FINANCIAL STATEMENTS TO FORM 5500	RECONCILIATION OF FINANCIAL STATEMENTS TO FORM 5500
The following is a reconciliation of net assets available for benefits per the financial statements at December 31, 2025 and 2024 to the Form 5500:

(Dollars in Thousands)	2025	2024
Net Assets Available for Benefits per the Financial Statements	$56,794	$56,618
Adjustment from Contract Value to Fair Value for Fully Benefit-Responsive Investment Contracts	(151)	(338)
Net Assets Available for Benefits per the Form 5500	$56,643	$56,280

The following is a reconciliation of net investment gain from the Plan’s interest in the Commingled Trust per the financial statements for the year ended December 31, 2025 to the Form 5500:

(Dollars in Thousands)
Net Investment Gain from Plan’s Interest in Commingled Trust per the Financial Statements	$8,223
Impact of Reflecting Fully Benefit-Responsive Investment Contracts at Fair Value	187
Net Investment Gain from Plan’s Interest in Commingled Trust per the Form 5500	$8,410

Fully benefit-responsive investment contracts are recorded at fair value on the Form 5500.